TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inversiones Costa Verde Ltda. y CPA. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		96.810.370-9
Related party		Inversiones Costa Verde Ltda. y CPA.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Currency		CLP
Transaction amount with related parties		$ 23	$ 28	$ 16
Inversiones Costa Verde Ltda. y CPA. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Loans received (*)
Currency		CLP
Transaction amount with related parties		$ (35,412)	(100,013)
Inversiones Costa Verde Ltda. y CPA.[Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Interest accrued (*)
Currency		CLP
Transaction amount with related parties		$ (34,694)	(5,700)
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		78.591.370-1
Related party		Bethia S.A and subsidiaries
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Services provided of cargo transport
Currency		CLP
Transaction amount with related parties				556
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services received from National and International Courier
Currency		CLP
Transaction amount with related parties				(3)
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Sales commissions
Currency		CLP
Transaction amount with related parties				(218)
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services received advertising
Currency		CLP
Transaction amount with related parties				(726)
Granja Marina Tornagaleones S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		87.752.000-5
Related party		Granja Marina Tornagaleones S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Chile
Nature of related parties transactions		Services provided
Currency		CLP
Transaction amount with related parties		$ 26	13	61
Parque de Chile S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		76.335.600-0
Related party		Parque de Chile S.A.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Currency		CLP
Transaction amount with related parties				9
Rio Dulce S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		96.989.370-3
Related party		Rio Dulce S.A.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Currency		CLP
Transaction amount with related parties		$ 9	5
Patagonia Seafarms INC [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		Patagonia Seafarms INC
Nature of relationship with related parties		Related director
Country of origin		U.S.A
Nature of related parties transactions		Services provided of cargo transport
Transaction amount with related parties		$ 15	40
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		TAM Aviação Executiva e Taxi Aéreo S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Brazil
Nature of related parties transactions		Services provided
Currency		BRL
Transaction amount with related parties		$ 12
TAM Aviação Executiva e Taxi Aéreo S/A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided of cargo transport
Currency		BRL
Transaction amount with related parties			13	58
TAM Aviação Executiva e Taxi Aéreo S/A [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services received
Currency		BRL
Transaction amount with related parties				2
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		Qatar Airways
Nature of relationship with related parties		Indirect shareholder
Country of origin		Qatar
Nature of related parties transactions		Services provided by aircraft lease
Currency		US$
Transaction amount with related parties			22,215	39,528
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Interlineal received service
Currency		US$
Transaction amount with related parties		$ (6,387)	(4,736)	(2,050)
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Interlineal provided service
Currency		US$
Transaction amount with related parties		$ 6,283	3,141	3,739
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided of handling
Currency		US$
Transaction amount with related parties		$ 1,493	1,246	1,106
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Compensation for early return of aircraft
Currency		US$
Transaction amount with related parties			9,240
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided / received others
Currency		US$
Transaction amount with related parties		$ (963)	1,160	996
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		Delta Air Lines, Inc.
Nature of relationship with related parties		Shareholder
Country of origin		U.S.A
Nature of related parties transactions		Interlineal received service
Currency		US$
Transaction amount with related parties		$ (11,768)	(4,160)
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Country of origin		U.S.A.
Nature of related parties transactions		Interlineal provided service
Currency		US$
Transaction amount with related parties		$ 7,695	4,357
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Compensation for cancellation of aircraft purchase
Currency		US$
Transaction amount with related parties			62,000
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Compensation for cancellation of aircraft purchase
Currency		US$
Transaction amount with related parties		$ (59)	3,310
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Compensation for cancellation of aircraft purchase
Currency		US$
Transaction amount with related parties		$ (318)	30
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		QA Investments Ltd
Nature of relationship with related parties		Common shareholder
Country of origin		Jersey Channel Islands
Nature of related parties transactions	[1]	(*)Loans received
Currency		US$
Transaction amount with related parties		$ (8,853)	(125,016)
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	(*)Interest accrued
Currency		US$
Transaction amount with related parties		$ (8,673)	(7,125)
QA Investments 2 Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		QA Investments 2 Ltd
Nature of relationship with related parties		Common shareholder
Country of origin		Jersey Channel Islands
Nature of related parties transactions	[1]	(*)Loans received
Currency		US$
Transaction amount with related parties		$ (44,266)	(125,016)
QA Investments 2 Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	(*)Interest accrued
Currency		US$
Transaction amount with related parties		$ (43,367)	(7,125)
Lozuy S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Tax No.		Foreign
Related party		Lozuy S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Uruguay
Nature of related parties transactions	[1]	(*)Loans received
Currency		US$
Transaction amount with related parties		$ (44,266)	(25,003)
Lozuy S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	(*)Interest accrued
Currency		US$
Transaction amount with related parties		$ (43,367)	$ (1,425)

[1]	Corresponding to DIP tranche C.